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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2001
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. April 16 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____115______
Form 13F Information Table Value Total: $_1,597______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COL. 6 COLUMN 7         COLUMN 8
-------------------------------       --------   --------  --------   ------------------   ------ --------  ----------------------
                                      TITLE OF               VALUE                           -      OTHER
NAME OF ISSUER                         CLASS      CUSIP    (x$1000)                        INVSTM MANAGERS
                                                                                            T
                                                                                           DSCRET
                                                                                             N
                                                                     SHARES/     SH/P PUT/                     VOTING AUTHORITY
                                                                     PRIN.AMT    RN   CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                     COM      002824100    12,033     255,000 SH        SOLE                255,000
ALZA CORPORATION                        COM      022615108    19,440     480,000 SH        SOLE                480,000
AMBAC FINANCIAL GROUP, INC.             COM      023139108    36,117     569,400 SH        SOLE                569,400
AMBAC FINANCIAL GROUP, INC.             CALL     023139908       444       7,000      CALL
AMERICAN HOME PRODUCTS CORP.            COM      026609107    17,625     300,000 SH        SOLE                300,000
AMERICAN INT'L. GROUP INC.              COM      026874107    61,130     759,375 SH        SOLE                759,375
AMERICAN TOWER CORP 5% CV               DEB      029912AE2     8,050  10,000,000 PRIN      SOLE             10,000,000
ANNUITY AND LIFE RE (HOLDINGS), LTD.    COM      G03910109    20,676     695,000 SH        SOLE                695,000
BMC SOFTWARE INC.                       COM      055607105     6,665     310,000 SH        SOLE                310,000
BP AMOCO PLC SPN                        ADRS     055662104    13,397     270,000 ADR       SOLE                270,000
BANKNORTH GROUP, INC.                   COM      06646L100     9,421     474,000 SH        SOLE                474,000
BAXTER INTERNATIONAL                    COM      071813109    24,006     255,000 SH        SOLE                255,000
BELLSOUTH CORP.                         COM      079860102    18,004     440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                    COM      091797100    11,025     300,000 SH        SOLE                300,000
BLACK HILLS CORP.                       COM      092113109    25,369     555,000 SH        SOLE                555,000
CALPINE CORP.                           COM      131347106     2,754      50,000 SH        SOLE                 50,000
CALPINE CORP                            CALL     131347906       826      15,000      CALL
CALPINE CAPITAL TRUST                   PFD      131346207    39,639     202,500 SH        SOLE                202,500
CANADIAN NATIONAL RAILWAY.              COM      136375102     3,202      85,000 SH        SOLE                 85,000
CANADIAN NATIONAL RAILWAY 5.25% PFD    QUIDS     136375409     9,129     170,000 SH        SOLE                170,000
CINERGY CORP.                           COM      172474108    10,065     300,000 SH        SOLE                300,000
CISCO SYSTEMS, INC.                     COM      17275R102    29,016   1,835,000 SH        SOLE              1,835,000
CITIGROUP INC.                          COM      172967101    18,038     401,023 SH        SOLE                401,023
COCA-COLA CO.                           COM      191216100     7,677     170,000 SH        SOLE                170,000
CORNING, INC.                           COM      219350105    24,207   1,170,000 SH        SOLE              1,170,000
CORNING, INC                            CALL     219350905      2483     120,000      CALL
DEAN FOODS CO.                          COM      242361103    10,158     300,000 SH          SOLE              300,000
DIAMONDCLUSTER INTER.                   COM      252762109     2,606     300,000 SH          SOLE              300,000
DUKE ENERGY CORP                        COM      264399106    15,173     355,000 SH          SOLE              355,000
DUKE ENERGY 8.25% UNITS                 PFD      264399585    10,900     400,000 SH          SOLE              400,000
ELAN CORP. PLC                          ADRS     284131208    28,737     550,000 SH          SOLE              550,000
ENGELHARD CORP.                         COM      292845104    13,706     530,000 SH          SOLE              530,000
ENRON CORP.                             COM      293561106    26,145     450,000 SH          SOLE              450,000
ENRON CORP.                             CALL     293561906     4,648      80,000      CALL
ERICSSON (L.M.) TELEPHONE CO.           COM      294821400    17,527   3,133,333 SH          SOLE            3,133,333
EXXON MOBIL CORP.                       COM      30231G102    12,832     158,418 SH          SOLE              158,418
FEDERAL HOME LOAN MORTGAGE CORP.        COM      313400301    22,366     345,000 SH          SOLE              345,000
FIRST DATA CORP.                        COM      319963104    10,449     175,000 SH          SOLE              175,000
FIRST DATA CORP.                        CALL     319963904     2,985      50,000      CALL
GENENTECH, INC.                         COM      368710406    13,635     270,000 SH          SOLE              270,000
GENENTECH, INC.                         PUT      368710956     6,565     130,000       PUT
GENERAL ELECTRIC CO.                    COM      369604103    77,650   1,855,000 SH          SOLE            1,855,000
GLAXOSMITHKLINE PLC                     COM      37733W105    13,094     250,360 SH          SOLE              250,360
GLOBAL CROSSING LTD                     COM      G3921A100     8,688     644,000 SH          SOLE              644,000
GLOBAL CROSSING 5.75% CV                PFD      G3921A134     6,020      40,000 SH          SOLE               40,000
GREENPOINT FINANCIAL CORP.              COM      395384100    14,181     435,000 SH          SOLE              435,000
HUMAN GENOME SCIENCES                   COM      444903108     9,200     200,000 SH          SOLE              200,000
HUMAN GENOME SCIENCES                   PUT      444903958       920      20,000       PUT
ITT INDUSTRIES                          COM      450911102    13,756     355,000 SH          SOLE              355,000
ITT INDUSTRIES                          PUT      450911952     1,163      30,000       PUT
INTEL CORP.                             COM      458140100    18,155     690,000 SH          SOLE              690,000
INVESTORS FINANCIAL SERV. CORP.         COM      461915100    36,934     630,000 SH          SOLE              630,000
INESTORES FINANCIAL SERV. CORP.         CALL     461915901     4,690      80,000      CALL
IVEX PACKAGING CORP.                    COM      465855104    12,760     928,000 SH          SOLE              928,000
JOHNSON & JOHNSON                       COM      478160104    15,745     180,000 SH          SOLE              180,000
KEYSPAN CORP.                           COM      49337W100    15,252     400,000 SH          SOLE              400,000
LILLY (ELI) & CO.                       COM      532457108    14,565     190,000 SH          SOLE              190,000
LILLY (ELI) & CO.                       CALL     532458908     1,150      15,000      CALL
LUCENT TECHNOLOGIES INC.                COM      549463107     5,074     508,920 SH          SOLE              508,920
MEAD CORP.                              COM      582834107    10,036     400,000 SH          SOLE              400,000
MEADIAONE GROUP, INC. 6.25% DUE 2001    PIES     58440J401     5,593      85,000 SH          SOLE               85,000
MELLON BANK CORP.                       COM      585509102    17,018     420,000 SH          SOLE              420,000
MERCK & CO., INC.                       COM      589331107    18,975     250,000 SH          SOLE              250,000
MERCK & CO., INC.                       CALL     589331907     1,138      15,000      CALL
MINNESOTA MINING & MFG                  COM      604059105    29,612     285,000 SH          SOLE              285,000
MINNESOTA MINING & MFG                  PUT      604059955     1,039      10,000       PUT
MIRANT CORP                             COM      604675108    11,005     310,000             SOLE              310,000
MIRANT CORP                             PUT      604675951     1,491      42,000       PUT
MOTOROLA, INC.                          COM      620076109     7,068     495,622 SH          SOLE              495,622
NEXTEL COMMUNICATIONS, INC.             COM      65332V103    14,950   1,040,000 SH          SOLE            1,040,000
NEXTEL COMM, INC. 5.25%DUE 1/15/2010    DEB      65332VAW3     6,413  10,000,000 PRIN        SOLE           10,000,000
NOKIA CORP. PFD                         ADRS     654902204    44,160   1,840,000 SH          SOLE            1,840,000
NOKIA CORP. PFD                         CALL     654902801     1,800      75,000      CALL
NORTEL NETWORKS LTD                     COM      656569100    20,935   1,490,000 SH          SOLE            1,490,000
NORTEL NETWORKS LTD.                    CALL     656568902       351      25,000      CALL
NORTHWESTERN CORP.                      COM      668074107    12,250     500,000 SH          SOLE              500,000
ORACLE CORP                             COM      68389X105    17,676   1,180,000 SH          SOLE            1,180,000
ORION POWER HOLDINGS                    COM      686286105    23,025     750,000 SH          SOLE              750,000
ORION POWER HOLDINGS                    PUT      686286951       215       7,000       PUT
PALL CORP.                              COM      696429307    13,152     600,000 SH          SOLE              600,000
PEPSICO, INC.                           COM      713448108    12,965     295,000 SH          SOLE              295,000
PETROLEUM & RESOURCES CORP.             COM      716549100    52,054   1,913,761 SH          SOLE            1,913,761
PHARMACIA CORP.                         COM      71713U102    18,581     368,900 SH          SOLE              368,900
PROCTER & GAMBLE CO.                    COM      742718109    10,016     160,000 SH          SOLE              160,000
PROCTER & GAMBLE CO.                    PUT      742718959     1,565      25,000       PUT
PROVIDENT BANKSHARES CORP.              COM      743859100     7,139     319,068 SH          SOLE              319,068
QRS CORP.                               COM      74726X105     4,973     585,000 SH          SOLE              585,000
QWEST COMM. INTL INC 5.75% DUE 2003    TRENDS    74912L105    32,616     538,000 SH          SOLE              538,000
RCN CORP                                COM      749361101     1,689     280,000 SH          SOLE              280,000
SBC COMMUNICATIONS INC.                 COM      78387G103    35,167     787,960 SH          SOLE              787,960
SAPIENT CORP                            COM      803062108     8,266   1,150,000 SH          SOLE            1,150,000
SAPIENT CORP                            CALL     803062908       467      65,000      CALL
SCHLUMBERGER, LTD                       COM      806857108     5,093      88,400 SH          SOLE               88,400
SOLECTRON CORP.                         COM      834182107    38,020   2,000,000 SH          SOLE            2,000,000
SOLECTRON CORP.                         CALL     834182907       475      25,000
SUN MICROSYSTEMS INC.                   COM      866810104     7,378     480,000 SH          SOLE              480,000
SUN MICROSYSTEMS INC.                   PUT      866810954       158      10,000       PUT
SYMANTEC CORP.                          COM      871503108     9,303     222,500 SH          SOLE              222,500
TECO ENERGY, INC                        COM      872375100    19,474     650,000 SH          SOLE              650,000
TIFFANY & COMPANY                       COM      886547108     9,538     350,000 SH          SOLE              350,000
TIFFANY & COMPANY                       CALL     886547908       273      10,000      CALL
TIME WARNER TELECOM                     COM      887319101    14,714     404,500 SH          SOLE              404,500
UNITED PARCEL SERVICE                   COM      911312106    14,509     255,000 SH          SOLE              255,000
UNITED PARCEL SERVICE                   PUT      911312956     1,707      30,000       PUT
UNITED TECHNOLOGIES                     COM      913017109    28,587     390,000 SH          SOLE              390,000
UNITED TECHNOLOGIES                     PUT      913017959     2,199      30,000       PUT
VERTEX PHARMACEUTICALS INC.             COM      92532F993     9,084     248,016 SH          SOLE              248,016
VODAFONE AIRTOUCH PLC                   ADRS     92857T107     7,806     287,500 SH          SOLE              287,500
WACHOVIA CORP.                          COM      929771103    11,448     190,000 SH          SOLE              190,000
WACHOVIA CORP.                          CALL     929771903       602      10,000      CALL
WELLS FARGO & CO.                       COM      949746101    27,208     550,000 SH          SOLE              550,000
WILLIAMS COMMUNICATIONS GROUP INC.      COM      969455104     4,500     500,000 SH          SOLE              500,000
WILLIAMS COMPANIES, INC.                COM      969457100    21,425     500,000 SH          SOLE              500,000
WILMINGTON TRUST CORP.                  COM      971807102    12,407     210,000 SH          SOLE              210,000
WORLDCOM, INC.                          COM      98157D106    10,278     550,000 SH          SOLE              550,000
                                                           1,597,453

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